Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (5)
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Baseline | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Baseline | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3)
100% Baseline | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3
100% Baseline | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7
100% Baseline | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	55
100% Baseline | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25
100% Baseline | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(24)
100% Baseline | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(48)
100% Baseline | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9
100% Baseline | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4
100% Baseline | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Baseline | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(10)
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	11
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	24
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(10)
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	85
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	40
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(44)
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(80)
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	26
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(14)
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(23)
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8)
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13)
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(124)
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	139
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	302
100% Mild debt crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(117)
100% Mild debt crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(63)
100% Mild debt crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	72
100% Mild debt crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	154
100% Mild debt crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	86
100% Mild debt crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	47
100% Mild debt crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(49)
100% Mild debt crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(83)
100% Mild debt crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	241
100% Mild debt crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	111
100% Mild debt crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(102)
100% Mild debt crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(188)
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	18
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13)
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(22)
Weighted average | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(15)
Weighted average | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	20
Weighted average | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	43
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(18)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	11
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	22
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	67
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	32
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(27)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(55)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	37
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	18
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(33)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (12)